Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
OneMain Holdings, Inc. [Member]
Schedule of Components of Other Liabilities

Components of other liabilities were as follows:

(dollars in millions)
December 31,	2016	2015

Other accrued expenses and accounts payable	$98	$97
Salary and benefit liabilities	69	75
Accrued interest on debt	61	67
Retirement plans	31	55
Other insurance liabilities	14	8
Loan principal warranty reserve	13	15
Other	46	67
Total	$332	$384